Related Party Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Loan and expenses		$ 5,700,000
Paid expenses		5,800,000			$ 131,148
Due amount
Interest-free loans		$ 2,900,000
Short-term loans				$ 6,200,000
Interest rate		8.00%		12.00%
Short-term interest		$ 5,700,000
Commission fee in percentage	6.50%
Permanent equity		200,000,000
Commission fee payable		13,000,000
Paid expenses		6,100,000
Total paid expenses		3,792
Agreement amount			$ 5,000,000
Mr. Nan Wu [Member]
Related Party Transactions (Details) [Line Items]
Paid expenses		3,800,000
Loan amount transferred		$ 1,500,000
Tianjin Tuoda [Member]
Related Party Transactions (Details) [Line Items]
Paid expenses					$ 122,844